Income Taxes - Additional Information (Detail) - USD ($)	5 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Unrecognised tax benefit of accrued interest and penalties	0	$ 0
Income tax expense	$ 0